Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Suppliers		$ 37,508
Payroll taxes (in arrears)	1,308	1,308	1,308
Accrued compensation	2,124	3,649	2,453
Legal and professional fees	1,797	3,936	1,952
Accrued litigation loss	524	524	524
Taxes (including value added)		5,953
Other	1,990	3,897	2,098
Total	$ 7,743	$ 56,775	$ 8,335